Subsequent Event - Additional Information (Details) - Loar Holdings Inc	Apr. 16, 2024 shares
Subsequent Event [Line Items]
Shares of common stock recieved	377,450.980392157
Subsequent Event
Subsequent Event [Line Items]
Shares of common stock recieved	377,450.980392157